Risk Management and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Gross and Net Amounts of Derivative Instruments

The following summarizes the gross and net amounts of our derivative instruments:

	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount
Description	December 31, 2012			December 31, 2011
Assets:
Commodity derivatives	$119	$(10)	$109	$48	$(7)	$41
Interest rate derivatives	$—	$—	$—	$—	$—	$—
Liabilities:
Commodity derivatives	$(33)	$10	$(23)	$(72)	$7	$(65)
Interest rate derivatives	$(6)	$—	$(6)	$(21)	$—	$(21)

(a)	There is no cash collateral pledged or received against these positions.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following summarizes the balance within AOCI relative to our commodity, interest rate and foreign currency cash flow hedges:

	December 31, 2012	December 31, 2011
	(Millions)
Commodity cash flow hedges:
Net deferred losses in AOCI	$(6)	$(2)
Interest rate cash flow hedges:
Net deferred losses in AOCI	(10)	(19)
Foreign currency cash flow hedges (a):
Net deferred gain in AOCI	1	—

Total AOCI	$(15)	$(21)

(a)	Relates to Discovery, our unconsolidated affiliate.

Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of our derivative instruments that are designated as hedging instruments and those that are marked to market each period, as well as the location of each within our consolidated balance sheets, by major category, is summarized as follows:

Balance Sheet Line Item	December 31, 2012	December 31, 2011	Balance Sheet Line Item	December 31, 2012	December 31, 2011
	(Millions)			(Millions)
Derivative Assets Designated as Hedging Instruments:			Derivative Liabilities Designated as Hedging Instruments:
Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$(3)	$—
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	—	(3)

	$—	$—		$(3)	$(3)

Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$(4)	$(16)
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	(2)	(5)

	$—	$—		$(6)	$(21)

Derivative Assets Not Designated as Hedging Instruments:			Derivative Liabilities Not Designated as Hedging Instruments:
Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments – current	$49	$41	Unrealized losses on derivative instruments – current	$(24)	$(44)
Unrealized gains on derivative instruments – long-term	70	7	Unrealized losses on derivative instruments – long-term	(6)	(25)

	$119	$48		$(30)	$(69)

Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$—	$—
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	—	—

	$—	$—		$—	$—

Schedule of Derivatives Accounted for as Cash Flow Hedges

The following table summarizes the impact on our consolidated balance sheet and consolidated statements of operations of our derivative instruments that are accounted for using the cash flow hedge method of accounting for each of the years ended December 31, 2012 and 2011:

	Gain (Loss) Recognized in AOCI on Derivatives — Effective Portion		Gain (Loss) Reclassified From AOCI to Earnings — Effective Portion			Gain (Loss) Recognized in Income on Derivatives — Ineffective Portion and Amount Excluded From Effectiveness Testing			Deferred Losses in AOCI Expected to be Reclassified into Earnings Over the Next
	2012	2011	2012	2011		2012	2011		12 Months
	(Millions)		(Millions)			(Millions)			(Millions)
Interest rate derivatives	$(1)	$(12)	$(10)	$(21	)(a)	$(2)	$—	(a)(d)	$(4)
Commodity derivatives	$(1)	$(1)	$—	$—	(b)	$—	$—	(c)	$—
Foreign currency derivatives (e)	$1	$—	$—	$—		$—	$—		$—

(a)	Included in interest expense in our consolidated statements of operations.
(b)	Included in sales of natural gas, propane, NGLs and condensate in our consolidated statements of operations.
(c)	For the years ended December 31, 2012 and 2011, no derivative gains or losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring. The ineffective portion is included in gains (losses) from commodity derivative activity, net – affiliates in our consolidated statements of operations.
(d)	For the year ended December 31, 2012, less than $1 million of derivative losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.
(e)	Relates to Discovery, our unconsolidated affiliate.

Schedule of Changes in Derivative Instruments Not Designated as Hedging Instruments

The following summarizes these amounts and the location within the consolidated statements of operations that such amounts are reflected:

	Year Ended December 31,
Commodity Derivatives: Statements of Operations Line Item	2012	2011	2010
	(Millions)
Third party:
Realized	$4	$(36)	$16
Unrealized	13	43	(11)

Gains from commodity derivative activity, net	$17	$7	$5

Affiliates:
Realized	$45	$2	$(1)
Unrealized	8	(1)	(1)

Gains (losses) from commodity derivative activity, net — affiliates	$53	$1	$(2)

	Year Ended December 31,
Interest Rate Derivatives: Statements of Operations Line Item	2012	2011	2010
	(Millions)
Third party:
Realized	$(7)	$(4)	$(1)
Unrealized	7	5	3

Interest expense	$—	$1	$2

Schedule of Net Long or Short Positions Expected to be Realized

The following tables represent, by commodity type, our net long or short positions that are expected to partially or entirely settle in each respective year. To the extent that we have long dated derivative positions that span multiple calendar years, the contract will appear in more than one line item in the tables below.

	December 31, 2012
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net (Short) Position (MMBtu)	Net (Short) Position (Bbls)	Net Long (Short) Position (MMBtu)
2013	(943,379)	(8,887,980)	(2,593,955)	9,690,000
2014	(584,365)	(4,712,880)	(2,584,930)	(1,350,000)
2015	(401,865)	(5,127,155)	(2,491,250)	—
2016	(183,000)	—	—	—

	December 31, 2011
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net (Short) Long Position (MMBtu)	Net (Short) Position (Bbls)	Net Long Position (MMBtu)
2012	(695,792)	(17,766,000)	(478,236)	14,357,500
2013	(941,323)	1,635,000	—	3,600,000
2014	(547,500)	(365,000)	—	—
2015	(365,000)	—	—	—
2016	(183,000)	—	—	—